Non-Controlling Interests - Summary of Changes in Non-Controlling Interests (Parenthetical) (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Aug. 31, 2017	Aug. 31, 2017
Minority Interest [Line Items]
Acquisition of additional interest in subsidiaries of non-controlling interests		¥ 64,866
Non-controlling Interests
Minority Interest [Line Items]
Acquisition of additional interest in subsidiaries of non-controlling interests	¥ 15,712	¥ 64,866